UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07326
                                                    ----------

                          Gabelli Investor Funds, Inc.
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2007
                                              ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                              THE GABELLI ABC FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2007

TO OUR SHAREHOLDERS,

      During the second quarter of 2007, The Gabelli ABC Fund (the "Fund") rose 3.2%, while the Standard & Poor's ("S&P") 500 Index was up 6.3% and the Lipper U.S. Treasury Money Market Fund Average rose 1.1%. For the six month period ended June 30, 2007, the Fund was up 5.4% versus a gain of 7.0% for the S&P 500 Index and a rise of 2.2% for the Lipper U.S. Treasury Money Market Fund Average.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2007 (A)
                ------------------------------------------------

                                                                                                              Since
                                                       Year to                                              Inception
                                             Quarter     Date     1 Year    3 Year    5 Year     10 Year    (5/14/93)
---------------------------------------------------------------------------------------------------------------------

GABELLI ABC FUND
     CLASS AAA SHARES.......................   3.23%     5.40%    10.39%     8.02%     5.82%     7.14%       7.81%
     ADVISOR CLASS SHARES...................   3.23      5.40     10.39      8.02      5.82      7.14        7.81
S&P 500 Index...............................   6.27      6.96     20.57     11.67     10.70      7.13       11.13
Lipper U.S. Treasury Money Market Average...   1.09      2.19      4.46      3.02      2.03      3.13        3.49(b)

THE CURRENT EXPENSE RATIOS FOR THE CLASS AAA AND THE ADVISOR CLASS SHARES ARE 0.64% AND 0.89%, RESPECTIVELY. THERE IS NO SALES CHARGE FOR THIS FUND.
(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN EXPENSES OF THE FUND HAD NOT BEEN WAIVED OR REIMBURSED FROM APRIL 1, 2002 THROUGH APRIL 30, 2007. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF THE ADVISOR CLASS SHARES ON MAY 1, 2007. THE ACTUAL PERFORMANCE OF THE ADVISOR CLASS SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THIS CLASS OF SHARES. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER U.S. TREASURY MONEY MARKET AVERAGE REFLECTS THE AVERAGE
     PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) FROM APRIL 30, 1993, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA IS AVAILABLE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI ABC FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2007 through June 30, 2007
                                                                   EXPENSE TABLE
================================================================================

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                    Beginning         Ending       Annualized     Expenses
                  Account Value    Account Value    Expense     Paid During
                     01/01/07        06/30/07        Ratio        Period*
--------------------------------------------------------------------------------
THE GABELLI ABC FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA           $1,000.00       $1,054.00         0.61%       $3.12
Advisor Class       $1,000.00       $1,054.00         0.86%       $1.50

HYPOTHETICAL 5% RETURN
Class AAA           $1,000.00       $1,021.89         0.61%       $3.07
Advisor Class       $1,000.00       $1,007.03         0.86%       $1.47

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of June 30, 2007:

THE GABELLI ABC FUND

U.S. Government Obligations...................   24.3%
Building and Construction.....................    7.5%
Energy and Utilities..........................    7.3%
Health Care...................................    6.9%
Broadcasting..................................    6.1%
Business Services.............................    5.4%
Financial Services............................    4.4%
Wireless Communications.......................    4.1%
Cable and Satellite...........................    4.1%
Metals and Mining.............................    3.8%
Retail........................................    3.2%
Telecommunications............................    2.4%
Real Estate...................................    2.0%
Hotels and Gaming.............................    1.9%
Food and Beverage.............................    1.8%
Specialty Chemicals...........................    1.7%
Transportation................................    1.3%
Real Estate Investment Trusts.................    1.2%
Automotive: Parts and Accessories.............    1.1%
Consumer Products.............................    1.0%
Electronics...................................    1.0%
Publishing....................................    0.8%
Diversified Industrial........................    0.8%
Equipment and Supplies........................    0.7%
Aviation: Parts and Services..................    0.2%
Computer Software and Services................    0.1%
Entertainment.................................    0.0%
Consumer Services.............................    0.0%
Agriculture...................................    0.0%
Restaurants...................................    0.0%
Communications Equipment......................    0.0%
Home Furnishings..............................    0.0%
Other Assets and Liabilities (Net)............    4.9%
                                                ------
                                                100.0%
                                                ======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                       MARKET
   SHARES                                              COST            VALUE
   ------                                              ----           -------
             COMMON STOCKS -- 70.5%
             AGRICULTURE -- 0.0%
        300  Provimi SA.......................     $     13,974     $     13,805
                                                   ------------     ------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.1%
     21,000  BERU AG .........................        1,834,871        2,175,462
     30,000  Dana Corp.+ .....................           60,145           60,600
      5,000  Federal-Mogul Corp.+ ............           14,937            5,450
      1,000  Lear Corp.+ .....................           38,640           35,610
      4,000  Scania AB, Cl. A ................           63,291          101,474
                                                   ------------     ------------
                                                      2,011,884        2,378,596
                                                   ------------     ------------
             AVIATION: PARTS AND SERVICES -- 0.2%
      1,500  Armor Holdings Inc.+ ............          129,062          130,305
      7,000  Kaman Corp. .....................          122,323          218,330
     50,000  The Fairchild Corp., Cl. A+ .....          180,797          111,000
                                                   ------------     ------------
                                                        432,182          459,635
                                                   ------------     ------------
             BROADCASTING -- 6.1%
    350,000  Clear Channel
               Communications Inc. ...........       12,949,521       13,237,000
      9,000  Cogeco Inc. .....................          175,303          336,343
     10,000  Crown Media Holdings
               Inc., Cl. A+ ..................           91,356           72,000
      6,000  Emmis Communications
               Corp., Cl. A ..................           70,550           55,260
        788  Granite Broadcasting Corp.+ .....            9,463           25,601
        500  Liberty Media Corp. -
               Capital, Cl. A+ ...............           32,320           58,840
        500  Salem Communications
               Corp., Cl. A ..................            3,895            5,545
                                                   ------------     ------------
                                                     13,332,408       13,790,589
                                                   ------------     ------------
             BUILDING AND CONSTRUCTION -- 7.5%
      1,000  Florida Rock Industries Inc. ....           66,607           67,500
    210,000  Rinker Group Ltd., ADR ..........       16,426,813       16,716,000
        200  St. Lawrence Cement
               Group Inc., Cl. A .............            6,942            7,730
                                                   ------------     ------------
                                                     16,500,362       16,791,230
                                                   ------------     ------------
             BUSINESS SERVICES -- 5.2%
     22,000  Alliance Data Systems Corp.+ ....        1,722,201        1,700,160
      1,000  AMICAS Inc.+ ....................            3,096            3,540
     40,000  aQuantive Inc.+..................        2,547,180        2,552,000
      3,000  Catalina Marketing Corp. ........           95,922           94,500
        400  CDW Corp.+ ......................           34,215           33,988
     90,000  Laureate Education Inc.+ ........        5,489,645        5,549,400
     12,000  PHH Corp.+ ......................          372,621          374,520
      5,000  TNS Inc. ........................           91,010           72,050
     25,000  Vertrue Inc.+ ...................        1,211,401        1,219,500
                                                   ------------     ------------
                                                     11,567,291       11,599,658
                                                   ------------     ------------

                                                                       MARKET
   SHARES                                              COST            VALUE
   ------                                              ----           -------
             CABLE AND SATELLITE -- 4.1%
    250,000  Cablevision Systems
               Corp., Cl. A+ .................     $  8,178,015     $  9,047,500
      5,000  Moscow CableCom Corp.+ ..........           54,967           64,200
                                                   ------------     ------------
                                                      8,232,982        9,111,700
                                                   ------------     ------------
             COMPUTER SOFTWARE AND SERVICES -- 0.1%
      1,500  Affiliated Computer Services
               Inc., Cl. A+ ..................           89,762           85,080
        400  Ceridian Corp.+ .................           14,179           14,000
        196  NAVTEQ Corp.+ ...................            6,909            8,299
  1,215,000  StorageNetworks Inc.
               Escrow+ (a) ...................                0           36,450
                                                   ------------     ------------
                                                        110,850          143,829
                                                   ------------     ------------
             CONSUMER PRODUCTS -- 1.0%
     10,000  Altadis SA ......................          659,593          665,900
     12,500  Harman International
               Industries Inc. ...............        1,522,114        1,460,000
      3,000  Herbalife Ltd. ..................          117,807          118,950
     55,000  Levcor International Inc.+ ......          128,920           17,875
      1,000  Oakley Inc. .....................           28,441           28,400
     50,000  Revlon Inc., Cl. A+ .............          103,811           68,500
                                                   ------------     ------------
                                                      2,560,686        2,359,625
                                                   ------------     ------------
             CONSUMER SERVICES -- 0.0%
      1,000  IAC/InterActiveCorp+ ............           23,723           34,610
        600  TradeDoubler AB .................           19,322           17,458
                                                   ------------     ------------
                                                         43,045           52,068
                                                   ------------     ------------
             DIVERSIFIED INDUSTRIAL -- 0.7%
      3,500  Ampco-Pittsburgh Corp. ..........           52,294          140,315
     22,500  Hexagon AB, Cl. B ...............          220,139          435,906
      6,000  Katy Industries Inc.+ ...........           25,438            7,800
     25,000  Myers Industries Inc. ...........          553,624          552,750
     50,000  WHX Corp.+ ......................          609,961          425,000
                                                   ------------     ------------
                                                      1,461,456        1,561,771
                                                   ------------     ------------
             ELECTRONICS -- 1.0%
     70,000  Alliance Semiconductor
               Corp.+ ........................          291,131          350,000
     10,000  Color Kinetics Inc.+ ............          335,021          334,100
     29,000  Excel Technology Inc.+ ..........          864,850          810,260
     45,000  MoSys Inc.+ .....................          172,138          393,750
      1,140  Safran SA .......................           21,363           29,301
      3,325  Trans-Lux Corp.+ ................           25,000           20,648
      8,940  Trimble Navigation Ltd.+ ........          248,264          287,868
                                                   ------------     ------------
                                                      1,957,767        2,225,927
                                                   ------------     ------------
             ENERGY AND UTILITIES -- 7.3%
      1,000  Anadarko Petroleum Corp. ........           46,660           51,990
    176,600  Aquila Inc.+ ....................          716,661          722,294

                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                         MARKET
   SHARES                                                COST            VALUE
   ------                                                ----           -------
             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES (CONTINUED)
     45,000  Cascade Natural Gas Corp. .......     $  1,151,616     $  1,188,450
     10,000  Energy East Corp. ...............          263,843          260,900
     25,440  Forest Oil Corp.+ ...............        1,081,200        1,075,095
      1,000  Helix Energy Solutions
               Group Inc.+ ...................           39,930           39,910
     40,000  KeySpan Corp. ...................        1,624,575        1,679,200
     10,000  Mirant Corp.+ ...................          165,181          426,500
    250,000  Mirant Corp. Escrow+ (a) ........                0                0
      1,000  Niko Resources Ltd. .............           57,456           91,058
      5,000  Northeast Utilities .............           67,167          141,800
     45,000  NorthWestern Corp. ..............        1,528,557        1,431,450
     10,000  Oesterreichische
               Elektrizitaetswirtschafts
               AG, Cl. A .....................          528,859          512,689
        715  PetroHawk Energy Corp.+ .........            7,894           11,340
     25,000  Progress Energy Inc., CVO+ ......           13,000            9,000
     10,000  Queensland Gas Co. Ltd.+ ........           10,619           23,738
      1,100  REpower Systems AG+ .............          162,100          182,378
     33,000  SEMCO Energy Inc.+ ..............          254,925          256,410
     15,000  Stone Energy Corp.+ .............          707,844          513,900
     44,000  Suez SA, Strips+ ................                0              596
     15,000  Techem AG .......................          973,971        1,049,198
    100,000  TXU Corp. .......................        6,654,640        6,730,000
                                                   ------------     ------------
                                                     16,056,698       16,397,896
                                                   ------------     ------------
             ENTERTAINMENT -- 0.0%
      1,001  Chestnut Hill Ventures+ (a) .....            3,749           45,557
      1,000  Discovery Holding Co.,
               Cl. A+ ........................           12,527           22,990
                                                   ------------     ------------
                                                         16,276           68,547
                                                   ------------     ------------
             EQUIPMENT AND SUPPLIES -- 0.7%
     25,000  Baldwin Technology Co.
               Inc., Cl. A+ ..................           59,500          150,750
    200,000  Enodis plc ......................          656,368          793,205
      4,000  HeidelbergCement AG .............          291,428          610,570
                                                   ------------     ------------
                                                      1,007,296        1,554,525
                                                   ------------     ------------
             FINANCIAL SERVICES -- 4.4%
     50,000  21st Century Insurance Group ....        1,088,965        1,093,000
      5,000  A.G. Edwards Inc. ...............          434,681          422,750
     10,000  Argonaut Group Inc. .............          192,655          312,100
     20,000  Bristol West Holdings Inc. ......          442,496          447,400
      2,000  Compass Bancshares Inc. .........          138,410          137,960
     15,000  Fifth Third Bancorp .............          704,898          596,550
    100,000  First Data Corp. ................        3,252,941        3,267,000
      2,000  First Republic Bank .............          107,535          107,320
      5,000  Franklin Bank Corp.+ ............          101,207           74,500
      4,000  H&R Block Inc. ..................           89,704           93,480

                                                                       MARKET
   SHARES                                              COST            VALUE
   ------                                              ----           -------
      2,000  Investors Financial
               Services Corp. ................     $    121,923     $    123,340
      3,000  Leucadia National Corp. .........           30,175          105,750
      5,018  NewAlliance Bancshares Inc. .....           69,527           73,865
     30,000  Nuveen Investments Inc.,
               Cl. A .........................        1,895,276        1,864,500
        418  PNC Financial Services
               Group Inc. ....................           30,556           29,920
      2,000  Provident New York Bancorp ......           30,603           27,020
     15,000  SLM Corp. .......................          840,148          863,700
     13,000  The BISYS Group Inc.+ ...........          151,615          153,790
                                                   ------------     ------------
                                                      9,723,315        9,793,945
                                                   ------------     ------------
             FOOD AND BEVERAGE -- 1.8%
      1,500  Dean Foods Co. ..................           71,187           47,805
     50,000  Denny's Corp.+ ..................          149,592          222,500
        500  Genesee Corp., Cl. A+ ...........              750            1,038
     12,200  Genesee Corp., Cl. B+ ...........            4,466           26,230
    142,100  Grupo Continental SA ............          218,331          315,675
     15,600  Nissin Food Products Co. Ltd. ...          532,381          523,273
      3,000  Pernod-Ricard SA ................          417,494          665,697
      1,700  Quilmes Industrial SA, ADR ......          107,017          125,613
      7,000  Remy Cointreau SA ...............          447,995          525,343
      1,000  Sara Lee Corp ...................           16,434           17,400
     89,000  Wild Oats Markets Inc.+ .........        1,635,540        1,491,640
                                                   ------------     ------------
                                                      3,601,187        3,962,214
                                                   ------------     ------------
             HEALTH CARE -- 6.9%
      7,000  Advanced Medical
               Optics Inc.+ ..................          272,726          244,160
        468  Allergan Inc. ...................           27,203           26,976
      1,200  Bausch & Lomb Inc. ..............           80,027           83,328
    200,000  Biomet Inc. .....................        8,965,015        9,144,000
      3,000  Genesis HealthCare Corp.+ .......          198,302          205,260
      8,600  I-Flow Corp.+ ...................          115,062          143,964
     22,000  IMS Health Inc. .................          605,359          706,860
      2,000  Lifecore Biomedical Inc.+ .......           27,760           31,740
     45,000  Sierra Health Services Inc.+ ....        1,864,312        1,871,100
     95,000  Tanox Inc.+ .....................        1,865,315        1,843,950
     20,000  Triad Hospitals Inc.+ ...........          991,312        1,075,200
      1,747  UCB SA ..........................          123,761          105,172
        500  Ventana Medical
               Systems Inc.+ .................           38,405           38,635
                                                   ------------     ------------
                                                     15,174,559       15,520,345
                                                   ------------     ------------
             HOTELS AND GAMING -- 1.9%
     31,000  Harrah's Entertainment Inc. .....        2,489,778        2,643,060
      1,800  Las Vegas Sands Corp.+ ..........           54,834          137,502
     17,500  Station Casinos Inc. ............        1,504,623        1,519,000
                                                   ------------     ------------
                                                      4,049,235        4,299,562
                                                   ------------     ------------

                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                       MARKET
   SHARES                                              COST            VALUE
   ------                                              ----           -------
             COMMON STOCKS (CONTINUED)
             METALS AND MINING -- 3.8%
      7,000  Barrick Gold Corp. ..............     $    204,960     $    203,490
     10,000  Gold Fields Ltd., ADR ...........          127,424          157,000
     50,000  IPSCO Inc. ......................        7,900,061        7,944,000
      4,000  NovaGold Resources Inc.+ ........           62,865           60,120
     10,000  Royal Oak Mines Inc.+ ...........           11,858                0
      7,250  Uranium One Inc.+ ...............           96,465           92,356
                                                   ------------     ------------
                                                      8,403,633        8,456,966
                                                   ------------     ------------
             PUBLISHING -- 0.8%
     15,000  Dow Jones & Co. Inc. ............          576,633          861,750
        500  Idearc Inc. .....................           15,938           17,665
     20,000  PagesJaunes Groupe SA ...........          554,926          421,466
     17,761  Tribune Co. .....................          552,959          522,173
                                                   ------------     ------------
                                                      1,700,456        1,823,054
                                                   ------------     ------------
             REAL ESTATE -- 2.0%
      1,055  Case Pomeroy & Co. Inc.,
               Cl. A+ (a) ....................        1,798,775        1,957,025
     70,900  Griffin Land &
               Nurseries Inc.+ ...............        1,644,728        2,559,490
        316  HomeFed Corp.+ ..................              566           19,908
                                                   ------------     ------------
                                                      3,444,069        4,536,423
                                                   ------------     ------------
             REAL ESTATE INVESTMENT TRUSTS -- 1.2%
        500  America First Apartment
               Investors Inc. ................           12,538           12,375
        500  Archstone-Smith Trust ...........           30,620           29,555
     20,000  Equity Inns Inc. ................          455,420          448,000
     20,000  Innkeepers USA Trust ............          353,395          354,600
      9,012  Kimco Realty Corp. ..............          400,133          343,087
    100,000  Winston Hotels Inc. .............        1,458,311        1,500,000
                                                   ------------     ------------
                                                      2,710,417        2,687,617
                                                   ------------     ------------
             RESTAURANTS -- 0.0%
      1,000  Smith & Wollensky
               Restaurant Group Inc.+ ........            9,798           10,860
                                                   ------------     ------------
             RETAIL -- 3.2%
    250,000  Dollar General Corp. ............        5,385,379        5,480,000
     20,000  Genesco Inc.+ ...................        1,066,691        1,046,200
     35,000  Pier 1 Imports Inc. .............          241,413          297,150
      1,000  Saks Inc. .......................           17,450           21,350
     10,000  SUPERVALU Inc. ..................          297,500          463,200
                                                   ------------     ------------
                                                      7,008,433        7,307,900
                                                   ------------     ------------
             SPECIALTY CHEMICALS -- 1.7%
      5,000  Huntsman Corp. ..................          121,500          121,550
    110,000  Pioneer Companies Inc.+ .........        3,809,008        3,780,700
                                                   ------------     ------------
                                                      3,930,508        3,902,250
                                                   ------------     ------------

                                                                         MARKET
   SHARES                                                COST            VALUE
   ------                                                ----           -------
             TELECOMMUNICATIONS -- 2.4%
      1,000  Aeroflex Inc.+ ..................     $     13,125     $     14,170
     33,000  Asia Satellite
               Telecommunications
               Holdings Ltd., ADR ............          752,505          670,725
     15,000  Corning Inc.+ ...................          193,678          383,250
    235,000  Portugal Telecom SGPS SA ........        2,729,341        3,253,773
      6,000  Portugal Telecom SGPS SA,
               ADR ...........................           69,318           83,340
    100,000  Stratos International Inc.+ .....          785,050          797,000
      3,000  Telegroup Inc.+ .................               31                1
      2,000  Terayon Communication
               Systems Inc.+ .................            3,520            3,520
      4,000  Verizon Communications Inc. .....          152,731          164,680
                                                   ------------     ------------
                                                      4,699,299        5,370,459
                                                   ------------     ------------
             TRANSPORTATION -- 1.3%
     15,000  EGL Inc.+ .......................          691,405          697,200
      1,000  Florida East Coast
               Industries Inc. ...............           83,785           82,980
     60,000  Laidlaw International Inc .......        2,075,364        2,073,000
      1,000  U.S. Xpress Enterprises Inc.,
               Cl. A+ ........................           18,598           18,580
                                                   ------------     ------------
                                                      2,869,152        2,871,760
                                                   ------------     ------------
             WIRELESS COMMUNICATIONS -- 4.1%
     40,000  Alltel Corp. ....................        2,740,533        2,702,000
        500  American Tower Corp.,
               Cl. A+ ........................            7,707           21,000
    166,800  Covansys Corp.+ .................        5,570,642        5,659,524
     14,000  Metricom Inc.+ ..................            1,680               15
     10,000  United States Cellular
               Corp.+ ........................          466,745          906,000
     50,000  Winstar Communications
               Inc.+ (a) .....................            2,125               50
                                                   ------------     ------------
                                                      8,789,432        9,288,589
                                                   ------------     ------------
             TOTAL COMMON STOCKS .............      151,418,650      158,341,345
                                                   ------------     ------------
             PREFERRED STOCKS -- 0.0%
             COMMUNICATIONS EQUIPMENT -- 0.0%
             RSL Communications Ltd.,
      2,000    7.500% Cv. Pfd.,
               Ser. A+ (a)(b) ................              185                0
      1,000    7.500% Cv. Pfd.+ (a)(b)(d) ....               93                0
                                                   ------------     ------------
                                                            278                0
                                                   ------------     ------------
             HOME FURNISHINGS -- 0.0%
      8,000  O'Sullivan Industries
               Holdings Inc.,
               12.000% Pfd.+ .................            4,750                0
                                                   ------------     ------------
             TOTAL PREFERRED STOCKS ..........            5,028                0
                                                   ------------     ------------

                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                                       MARKET
   SHARES                                              COST            VALUE
   ------                                              ----           -------
             CORPORATE BONDS -- 0.2%
             BUSINESS SERVICES -- 0.2%
 $  482,585  GP Strategies Corp.,
               Sub. Deb.,
               6.000%, 08/14/08 (a)(c) .......     $    412,216     $    325,036
                                                   ------------     ------------
             COMPUTER SOFTWARE AND SERVICES -- 0.0%
    100,000  Exodus Communications Inc.,
               Sub. Deb. Cv.,
               5.250%, 02/15/08+ (a)(b) ......            2,250                0
                                                   ------------     ------------
             CONSUMER PRODUCTS -- 0.0%
  3,600,000  Pillowtex Corp.,
               Sub. Deb. Cv.,
               6.000%, 12/15/07 (a) ..........                0                0
                                                   ------------     ------------
             RETAIL -- 0.0%
    200,000  RDM Sports Group Inc.,
               Sub. Deb.,
               8.000%, 08/15/07+ (a)(b) .......           4,000            4,000
                                                   ------------     ------------
             TRANSPORTATION -- 0.0%
    850,000  Builders Transport Inc.,
               Sub. Deb. Cv.,
               6.500%, 05/01/11+ (a)(b) .......           8,500                0
                                                   ------------     ------------
             TOTAL CORPORATE BONDS ............         426,966          329,036
                                                   ------------     ------------

   SHARES
   ------
             WARRANTS -- 0.1%
             BROADCASTING -- 0.0%
      1,970  Granite Broadcasting Corp.,
               Ser. A, expire 06/04/12+ ......                0            9,848
      1,970  Granite Broadcasting Corp.,
               Ser. B, expire 06/04/12+ ......                0            6,893
                                                   ------------     ------------
                                                              0           16,741
                                                   ------------     ------------
             CONSUMER PRODUCTS -- 0.0%
     10,396  Pillowtex Corp.,
               expire 11/24/09+ (a)...........           45,461                1
                                                   ------------     ------------
             DIVERSIFIED INDUSTRIAL -- 0.1%
    284,777  National Patent
               Development Corp.,
               expire 08/14/08+ (a)(c) .......                0          127,677
      6,533  WHX Corp.,
               expire 02/28/08+ ..............           53,205            1,633
                                                   ------------     ------------
                                                         53,205          129,310
                                                   ------------     ------------
             TOTAL WARRANTS ...................          98,666          146,052
                                                   ------------     ------------

 PRINCIPAL                                                               MARKET
  AMOUNT                                                 COST            VALUE
  ------                                                 ----            -----
             U.S. GOVERNMENT OBLIGATIONS -- 24.3%
$55,065,000  U.S. Treasury Bills,
               4.526% to 4.992%++,
               07/05/07 to 09/27/07 ..........     $ 54,644,584     $ 54,636,677
                                                   ------------     ------------
             TOTAL
               INVESTMENTS -- 95.1% ..........     $206,593,894      213,453,110
                                                   ============
             OTHER ASSETS AND LIABILITIES (NET) -- 4.9%               11,056,015
                                                                    ------------
             NET ASSETS -- 100.0% ............                      $224,509,125
                                                                    ============
----------------

(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2007, the market value of fair valued securities amounted to $2,495,796 or 1.11% of total net assets.
(b)  Security in default.
(c) At June 30, 2007, the Fund held investments in restricted and illiquid securities amounting to $452,713 or 0.20% of total net assets, which were valued under methods approved by the Board as follows:

ACQUISITION                                                            06/30/07
  SHARES/                                                              CARRYING
 PRINCIPAL                                  ACQUISITION   ACQUISITION    VALUE
  AMOUNT   ISSUER                               DATE         COST       PER UNIT
  ------   ------                            ----------    ----------  --------
  284,777  National Patent Development Corp.
             warrants expire 08/14/08........ 11/24/04      $   0.00   $ 0.4483
 $482,585  GP Strategies Corp., Sub. Deb.,
             6.000%, 08/14/08................ 08/08/03       382,866    67.3531

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the market value of the Rule 144A security amounted to $0 or 0.00% of total net assets.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt
CVO  Contingent Value Obligation

                 See accompanying notes to financial statements.

                              THE GABELLI ABC FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)
================================================================================

ASSETS:
  Investments, at value (cost $206,593,894) .......  $213,453,110
  Cash.............................................           532
  Receivable for investments sold..................    12,376,574
  Receivable for Fund shares sold..................       210,150
  Dividends and interest receivable................       440,411
  Unrealized appreciation on swap contracts .......        14,748
  Prepaid expenses.................................         4,115
                                                     ------------
  TOTAL ASSETS.....................................   226,499,640
                                                     ------------
LIABILITIES:
  Payable for investments purchased................       853,977
  Payable for Fund shares redeemed.................     1,000,000
  Payable for investment advisory fees.............        95,825
  Payable for distribution fees....................           992
  Payable for accounting fees......................         3,872
  Other accrued expenses...........................        35,849
                                                     ------------
  TOTAL LIABILITIES................................     1,990,515
                                                     ------------
  NET ASSETS applicable to 21,295,450
    shares outstanding.............................  $224,509,125
                                                     ============
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value....... .......  $209,538,596
  Accumulated net investment income................     1,300,123
  Accumulated net realized gain on investments,
    swap contracts, and foreign
    currency transactions..........................     6,796,137
  Net unrealized appreciation on investments ......     6,859,216
  Net unrealized appreciation on swap contracts ...        14,748
  Net unrealized appreciation on foreign
    currency translations..........................           305
                                                     ------------
  NET ASSETS.......................................  $224,509,125
                                                     ============
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($219,745,989 / 20,843,316 shares
    outstanding; 500,000,000 shares authorized) ...        $10.54
                                                           ======
  ADVISOR CLASS:
  Net Asset Value, offering and redemption price
    per share ($4,763,136 / 452,134 shares
    outstanding; 500,000,000 shares authorized) ...        $10.53
                                                           ======


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
================================================================================

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $33,929) .....   $ 1,327,058
  Interest.........................................       844,762
                                                      -----------
  TOTAL INVESTMENT INCOME..........................     2,171,820
                                                      -----------
EXPENSES:
  Investment advisory fees.........................       862,297
  Distribution fees - Advisor Class................           996
  Legal and audit fees.............................        22,770
  Accounting fees..................................        22,621
  Shareholder communications expenses..............        22,462
  Custodian fees...................................        19,783
  Shareholder services fees........................        15,623
  Registration expenses............................        14,298
  Directors' fees..................................         4,753
  Miscellaneous expenses...........................        12,420
                                                      -----------
  TOTAL EXPENSES...................................       998,023
  Less: Custodian fee credits......................       (15,488)
        Fees waived (see Note 3)...................      (336,575)
                                                      -----------
  NET EXPENSES.....................................       645,960
                                                      -----------
  NET INVESTMENT INCOME............................     1,525,860
                                                      -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS, SWAP CONTRACTS, AND
    FOREIGN CURRENCY:
  Net realized gain on investments.................     7,066,583
  Net realized loss on swap contracts..............        (7,441)
  Net realized loss on foreign
    currency transactions..........................       (16,161)
                                                      -----------
  Net realized gain on investments, swap
    contracts, and foreign currency transactions...     7,042,981
                                                      -----------
  Net change in unrealized appreciation/depreciation:
    on investments.................................     2,624,317
    on swap contracts..............................        14,748
    on foreign currency translations...............           100
                                                      -----------
  Net change in unrealized appreciation/
    depreciation on investments, swap contracts,
    and foreign currency translations..............     2,639,165
                                                      -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS, SWAP CONTRACTS, AND
    FOREIGN CURRENCY...............................     9,682,146
                                                      -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS................................   $11,208,006
                                                      ===========

                See accompanying notes to financial statements.

                              THE GABELLI ABC FUND

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                                          SIX MONTHS ENDED
                                                                                            JUNE 30, 2007      YEAR ENDED
                                                                                             (UNAUDITED)    DECEMBER 31, 2006
                                                                                          ----------------  -----------------

OPERATIONS:
  Net investment income.................... .............................................   $  1,525,860      $  4,371,541
  Net realized gain on investments, swap contracts, and foreign currency transactions ...      7,042,981        14,330,042
  Net change in unrealized appreciation/depreciation on investments, swap contracts, and
    foreign currency translations.......... .............................................      2,639,165         1,522,887
                                                                                            ------------      ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................     11,208,006        20,224,470
                                                                                            ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ...........................................................................             --        (3,811,884)
  Net realized gain on investments
    Class AAA ...........................................................................             --       (11,289,043)
                                                                                            ------------      ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................................................             --       (15,100,927)
                                                                                            ------------      ------------
CAPITAL SHARE TRANSACTIONS:
  Class AAA .............................................................................     53,756,085       (27,337,170)
  Advisor Class .........................................................................      4,768,876                --
                                                                                            ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .................     58,524,961       (27,337,170)
                                                                                            ------------      ------------
  REDEMPTION FEES .......................................................................             42               406
                                                                                            ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS .................................................     69,733,009       (22,213,221)
NET ASSETS:
  Beginning of period ...................................................................    154,776,116       176,989,337
                                                                                            ------------      ------------
  End of period  (including undistributed net investment income
    of $1,300,123 and $0, respectively) .................................................   $224,509,125      $154,776,116
                                                                                            ============      ============





                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. ORGANIZATION. The Gabelli ABC Fund (the "Fund"), a series of Gabelli Investor Funds, Inc. (the "Corporation"), was organized on October 30, 1992 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss. The Fund commenced investment operations on May 14, 1993. On February 21, 2007, the Board of Directors (the "Board") reclassified the Fund's shares into Class AAA Shares and Advisor Class Shares and reallocated the authorized shares evenly between these Share Classes. Advisor Class Shares were first issued on May 1, 2007.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2007, there were no open repurchase agreements.

SWAP AGREEMENTS. The Fund may enter into equity swap transactions. The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. An equity swap is a swap where a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments for the common shares. In addition, at the time an equity swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps is reported as unrealized appreciation or depreciation.

The Fund has entered into equity swaps with Bear, Stearns International Limited. Details of the equity swaps at June 30, 2007 are as follows:

             NOTIONAL             EQUITY SECURITY             INTEREST RATE/            TERMINATION    NET UNREALIZED
              AMOUNT                 RECEIVED              EQUITY SECURITY PAID            DATE         APPRECIATION
             --------             ---------------          --------------------         -----------    -------------
                                   Market Value             Overnight LIBOR plus
                                 Appreciation on:       Market Value Depreciation on:
     $443,939 (20,000 shares)   Alliance Boots plc         Alliance Boots plc             2/15/08          $ 9,939
      425,487 (20,000 shares)       Hanson plc                 Hanson plc                 4/15/08            4,809
                                                                                                           -------
                                                                                                           $14,748
                                                                                                           =======

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2007, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of June 30, 2007.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2007, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund, including the Fund's use of the tax accounting practice known as equalization.

The tax character of distributions paid during the fiscal year ended December 31, 2006 was as follows:

    DISTRIBUTIONS PAID FROM:
    Ordinary income
      (inclusive of short-term capital gains).........     $15,554,899
    Net long-term capital gains.......................       3,318,578
                                                           -----------
    Total distributions paid..........................     $18,873,477
                                                           ===========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at June 30, 2007:

                                                       GROSS           GROSS
                                                    UNREALIZED       UNREALIZED     NET UNREALIZED
                                        COST       APPRECIATION     DEPRECIATION     APPRECIATION
                                        ----      -------------     ------------    --------------
          Investments.............  $206,811,476    $8,879,727      $(2,238,093)      $6,641,634
          Swap contracts..........            --        14,748               --           14,748
                                                                                      ----------
                                                                                      $6,656,382
                                                                                      ==========

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation established for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and required certain expanded tax disclosures. The Interpretation was implemented by the Fund on June 29, 2007 and applied to all open tax years as of the effective date. Management has evaluated the application of the Interpretation to the Fund, and the adoption of the Interpretation had no impact on the amounts reported in the financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.50% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. Effective May 1, 2007, the Board, including a majority of its Independent Directors, approved a permanent reduction in the contractual investment adviser fee rate from 1.00% to 0.50%. Prior to May 1, the Adviser had contractually agreed to waive its investment advisory fee in the amount of 0.50% of the Fund's daily net assets, through December 31, 2007. The Fund's expenses were reduced by $336,575 during the four months ended April 30, 2007.

The Fund pays each Director that is not considered to be an affiliated person an annual retainer of $1,000 plus $250 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $250 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for the Advisor Class Shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Advisor Class Shares Plan, payment is authorized to Gabelli & Company at an annual rate of 0.25% of the average daily net assets of the Advisor Class Shares, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2007, other than short-term securities, aggregated $384,692,455 and $149,121,346, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2007, the Fund paid brokerage commissions of $35,332 to Gabelli & Company.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2007, the Fund paid or accrued $22,621 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. Effective June 20, 2007, the Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Prior to June 20, 2007, the line of credit was $25,000,000. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. During the six months ended June 30, 2007, there were no borrowings under the line of credit.

8. CAPITAL STOCK TRANSACTIONS. The Fund currently offers two classes of shares - Class AAA Shares and Advisor Class Shares. Class AAA Shares are available directly through the distributor or through the Fund's transfer agent. Advisor Class Shares are available through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the distributor.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares and Advisor Class Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2007 and the fiscal year ended December 31, 2006 amounted to $42 and $406, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of capital stock were as follows:

                                                           SIX MONTHS ENDED
                                                             JUNE 30, 2007                       YEAR ENDED
                                                              (UNAUDITED)                    DECEMBER 31, 2006
                                                       --------------------------        --------------------------
                                                        SHARES         AMOUNT            SHARES           AMOUNT
                                                       --------        ------            ------           ------
                                                               CLASS AAA                         CLASS AAA
                                                       --------------------------        --------------------------
Shares sold........................................   6,256,114       $62,967,625        4,109,656     $ 44,553,475
Shares issued upon reinvestment of distributions...          --                --          639,217        6,398,559
Shares redeemed....................................    (887,394)       (9,211,540)      (7,243,467)     (78,289,204)
                                                      ---------       -----------        ---------     ------------
  Net increase (decrease)..........................   5,368,720       $53,756,085       (2,494,594)    $(27,337,170)
                                                      =========       ===========        =========     ============
                                                            ADVISOR CLASS*
                                                       --------------------------
Shares sold........................................     547,011       $ 5,768,876
Shares redeemed....................................     (94,877)       (1,000,000)
                                                      ---------       -----------
  Net increase.....................................     452,134       $ 4,768,876
                                                      =========       ===========
--------------------
*The Advisor Class Shares were initially offered on May 1, 2007.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI ABC FUND
FINANCIAL HIGHLIGHTS
================================================================================
Selected data for a share of capital stock outstanding throughout each period:

                                              INCOME
                                    FROM INVESTMENT OPERATIONS                       DISTRIBUTIONS
                         ---------------------------------------------  ----------------------------------------
                                                Net
              Net Asset                     Realized and       Total                      Net
   Period       Value,         Net           Unrealized        from          Net       Realized
    Ended     Beginning     Investment         Gain on       Investment  Investment     Gain on        Total
 December 31  of Period     Income (a)       Investments     Operations    Income     Investments  Distributions
 ----------- ----------  ----------------   --------------   ----------  ----------   -----------  -------------
CLASS AAA
  2007(b)      $10.00         $0.07            $ 0.47         $ 0.54           --           --            --
  2006           9.85          0.30              0.88           1.18       $(0.26)      $(0.77)       $(1.03)
  2005           9.85          0.17              0.32           0.49        (0.15)       (0.34)        (0.49)
  2004           9.83          0.08              0.11           0.19        (0.08)       (0.09)        (0.17)
  2003           9.64          0.05              0.43           0.48        (0.01)       (0.28)        (0.29)
  2002           9.65          0.07              0.01           0.08        (0.05)       (0.04)        (0.09)

ADVISOR CLASS
  2007(b)(g)   $10.33         $0.04            $ 0.16         $ 0.20           --           --            --

                                                      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                ------------------------------------------------------------
                                                                          Operating   Operating
                          Net Asset             Net Assets                 Expenses    Expenses
   Period                   Value,                End of         Net        Before      Net of     Portfolio
    Ended     Redemption    End of     Total      Period     Investment      Fees        Fees      Turnover
 December 31    Fees(a)    Period     Return+   (in 000's)     Income       Waived      Waived       Rate
 -----------  -----------  --------   -------   ----------   ----------   ----------- -----------  ---------
CLASS AAA
  2007(b)      $0.00(c)     $10.54      5.4%     $219,746       1.45%(d)     0.94%(d)  0.62%(d)(e)     87%
  2006          0.00(c)      10.00     12.0       154,776       2.44         1.14      0.64(e)(f)     190
  2005          0.00(c)       9.85      5.0       176,989       1.26         1.14      0.64(e)        127
  2004          0.00(c)       9.85      1.9       301,255       0.83         1.15      0.61           141
  2003            --          9.83      4.9       294,070       0.59         1.40      0.65           244
  2002            --          9.64      0.9       261,014       0.74         1.39      0.99           252

ADVISOR CLASS
  2007(b)(g)   $0.00(c)     $10.53      1.9%(h)  $  4,763       2.25%(d)     0.87%(d)  0.87%(d)(e)     87%

-------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b)  For the period ended June 30, 2007, unaudited.
(c)  Amount represents less than $0.005 per share.
(d)  Annualized.
(e) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the six months ended June 30, 2007 and the fiscal years ended December 31, 2006 and 2005 would have been 0.61%, 0.62%, and 0.62% for Class AAA, and 0.86% for the period ended June 30, 2007 for the Advisor Class.
(f) The fund incurred interest expense during the fiscal year ended December 31, 2006. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.61%.
(g)  Advisor Class Shares were initially offered on May 1, 2007.
(h) Total return from the commencement of operations on May 1, 2007 through June 30, 2007 was 1.9%.

                 See accompanying notes to financial statements.

                              THE GABELLI ABC FUND

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At its meeting on February 21, 2007, the Board of Directors ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors who are not "interested persons" of the Fund (the "Independent Board Members"). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of diversified specialty funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund's performance was well above average in its category for all relevant periods.

PROFITABILITY. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund's portfolio transactions were executed by an affiliated broker.

ECONOMIES OF SCALE. The Independent Board Members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members agreed that the low relative cost structure of the Fund and the low historical profitability of the Fund to the Adviser argued strongly against any concern regarding economies of scale.

SHARING OF ECONOMIES OF SCALE. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

SERVICE AND COST COMPARISONS. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of diversified specialty funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund's expense ratios were at the low end of its peer group. The Independent Board Members also noted that the management fee structure after fee waivers was much lower than that in effect for most of the Gabelli funds.

CONCLUSIONS. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record. The Independent Board Members also concluded that the Fund's expense ratios and the profitability to the Adviser of managing the Fund were lower than normal and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board on the assumption that the fee waivers currently in place would remain in place.

                              THE GABELLI ABC FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                          Mary E. Hauck
CHAIRMAN AND CHIEF                             FORMER SENIOR PORTFOLIO MANAGER
EXECUTIVE OFFICER                              GABELLI-O'CONNOR FIXED INCOME
GAMCO INVESTORS, INC.                          MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita                            Werner J. Roeder, MD
ATTORNEY-AT-LAW                                MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                      LAWRENCE HOSPITAL

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN ENERGY CORP.

                                    OFFICERS

Bruce N. Alpert                                James E. McKee
PRESIDENT                                      SECRETARY

Agnes Mullady                                  Peter D. Goldstein
TREASURER                                      CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB408Q207SR

THE
GABELLI
ABC
FUND





                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH





                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2007

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b)  under  the  1940  Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Gabelli Investor Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Financial Officer
                           & Treasurer


Date              August 31, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.